Investments (Gross Realized Gains And Losses On Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Gross Realized Gains	$ 24,414	$ 23,810	$ 10,760
Gross Realized Losses	$ 0	$ 0	$ 0